Other notes - Financial risk management, schedule of changes in liabilities from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	€ 618,252	€ 655,369
Cash flows (w/o interest payments)	(19,628)	(49,337)
Transfer	0	0
FX movement P&L	(12,807)	3,518
FX movement OCI	(20,251)	5,427
Other	7,083	3,274
Liabilities arising from financing activities, End of Period	572,648	618,252
Long-term borrowings | Term loan
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	613,533	650,564
Cash flows (w/o interest payments)	(22,402)	(41,976)
Transfer	(5,007)	(4,526)
FX movement P&L	(12,533)	3,538
FX movement OCI	(20,674)	5,427
Other	644	505
Liabilities arising from financing activities, End of Period	553,562	613,533
Long-term borrowings | Local bank loans
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	0
Cash flows (w/o interest payments)	9,995
Transfer	0
FX movement P&L	0
FX movement OCI	423
Other	0
Liabilities arising from financing activities, End of Period	10,418	0
Liabilities under finance leases
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	126	218
Cash flows (w/o interest payments)	(88)	(102)
Transfer	0	0
FX movement P&L	0	0
FX movement OCI	0	0
Other	8	10
Liabilities arising from financing activities, End of Period	45	126
Non-current liabilities from financing activities
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	613,659	650,782
Cash flows (w/o interest payments)	(12,495)	(42,078)
Transfer	(5,007)	(4,526)
FX movement P&L	(12,533)	3,538
FX movement OCI	(20,251)	5,427
Other	651	516
Liabilities arising from financing activities, End of Period	564,025	613,659
Current interest-bearing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	4,526	4,525
Cash flows (w/o interest payments)	(7,112)	(7,259)
Transfer	5,007	4,526
FX movement P&L	(275)	(20)
FX movement OCI	0	0
Other	2,876	2,754
Liabilities arising from financing activities, End of Period	5,022	4,526
Current liabilities under finance leases
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	67	62
Cash flows (w/o interest payments)	(21)	0
Transfer	0	0
FX movement P&L	0	0
FX movement OCI	0	0
Other	0	4
Liabilities arising from financing activities, End of Period	46	67
Financing related derivatives
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	0
Cash flows (w/o interest payments)	0
Transfer	0
FX movement P&L	0
FX movement OCI	0
Other	3,555
Liabilities arising from financing activities, End of Period	3,555	0
Current liabilities under finance leases
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, Beginning of Period	4,593	4,587
Cash flows (w/o interest payments)	(7,133)	(7,259)
Transfer	5,007	4,526
FX movement P&L	(275)	(20)
FX movement OCI	0	0
Other	6,431	2,758
Liabilities arising from financing activities, End of Period	€ 8,622	€ 4,593